Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Mar 23, 2012
Registrant Name	dei_EntityRegistrantName	ECLIPSE FUNDS
Central Index Key	dei_EntityCentralIndexKey	0000802209
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar 23, 2012
Document Effective Date	dei_DocumentEffectiveDate	Mar 23, 2012
Prospectus Date	rr_ProspectusDate	Feb 28, 2012

MainStay Balanced Fund (Prospectus Summary): | MainStay Balanced Fund
MainStay Balanced Fund

THE MAINSTAY GROUP OF FUNDS

MainStay Balanced Fund

Supplement dated March 23, 2012 (“Supplement”)

to the Prospectus for MainStay Income and Blended Funds,

dated February 28, 2012 (“Prospectus”)

This Supplement updates certain information contained in the Prospectus for MainStay Balanced Fund (“Fund”).  You may obtain copies of the Fund’s Summary Prospectus, Prospectus and the Statement of Additional Information free of charge, upon request, by calling toll-free 800-MAINSTAY (624-6782), or by writing to NYLIFE Distributors LLC, Attn: MainStay Marketing Department, 169 Lackawanna Avenue, Parsippany, New Jersey 07054. These documents are also available on the Fund’s website at mainstayinvestments.com. Please review this important information carefully.

Effective immediately, the first paragraph in the section entitled “Equity Investment Process” on page 66 is hereby restated as follows to revise the market capitalization range of the Russell Midcap ® Index:

Equity Investment Process: Madison Square Investors LLC, the Fund's Subadvisor, manages the equity portion of the Fund. The Subadvisor generally invests in mid-capitalization, value oriented stocks, but may also invest in large capitalization, value oriented stocks. The Subadvisor considers mid-capitalization stocks to be those with a market capitalization that, at the time of investment, are similar to the companies in the Russell Midcap ® Index (which ranged from $117.3 million to $20.5 billion as of December 31, 2011), the S&P MidCap 400 ® Index (which ranged from $444.6 million to $8.0 billion as of December 31, 2011), or a universe selected from the smallest 800 companies of the largest 1,000 companies, ranked by market capitalization. Mid-capitalization stocks are common stocks of mid-size U.S. companies that tend to be well known, and to have a large amount of stock outstanding compared to small-capitalization stocks.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Feb 28, 2012
MainStay Balanced Fund (Prospectus Summary): | MainStay Balanced Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	MainStay Balanced Fund
Supplement Text	ck0000802209_SupplementTextBlock

THE MAINSTAY GROUP OF FUNDS

MainStay Balanced Fund

Supplement dated March 23, 2012 (“Supplement”)

to the Prospectus for MainStay Income and Blended Funds,

dated February 28, 2012 (“Prospectus”)

This Supplement updates certain information contained in the Prospectus for MainStay Balanced Fund (“Fund”).  You may obtain copies of the Fund’s Summary Prospectus, Prospectus and the Statement of Additional Information free of charge, upon request, by calling toll-free 800-MAINSTAY (624-6782), or by writing to NYLIFE Distributors LLC, Attn: MainStay Marketing Department, 169 Lackawanna Avenue, Parsippany, New Jersey 07054. These documents are also available on the Fund’s website at mainstayinvestments.com. Please review this important information carefully.

Investment Strategy, Heading	rr_StrategyHeading	Effective immediately, the first paragraph in the section entitled “Equity Investment Process” on page 66 is hereby restated as follows to revise the market capitalization range of the Russell Midcap ® Index:
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock

Equity Investment Process: Madison Square Investors LLC, the Fund's Subadvisor, manages the equity portion of the Fund. The Subadvisor generally invests in mid-capitalization, value oriented stocks, but may also invest in large capitalization, value oriented stocks. The Subadvisor considers mid-capitalization stocks to be those with a market capitalization that, at the time of investment, are similar to the companies in the Russell Midcap ® Index (which ranged from $117.3 million to $20.5 billion as of December 31, 2011), the S&P MidCap 400 ® Index (which ranged from $444.6 million to $8.0 billion as of December 31, 2011), or a universe selected from the smallest 800 companies of the largest 1,000 companies, ranked by market capitalization. Mid-capitalization stocks are common stocks of mid-size U.S. companies that tend to be well known, and to have a large amount of stock outstanding compared to small-capitalization stocks.

Performance Table, Closing	rr_PerformanceTableClosingTextBlock	PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.
MainStay Balanced Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MBNAX
MainStay Balanced Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MBNBX
MainStay Balanced Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MBACX
MainStay Balanced Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MBAIX
MainStay Balanced Fund | Class R1
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MBNRX
MainStay Balanced Fund | Class R2
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MBCRX
MainStay Balanced Fund | Class R3
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MBDRX
MainStay Balanced Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MBINX